Loans Payable (Details) - Loans Payable [Member] - USD ($)	1 Months Ended
	Apr. 26, 2018	Dec. 31, 2021	Oct. 24, 2017	Jun. 12, 2013	Oct. 24, 2012
Loans Payable (Details) [Line Items]
Percentage of accrue interest			5.00%
Repaid loan for legal fees	$ 5,000
Principal amount		$ 45,000
Interest due on this loan		$ 21,549
Mr. Wesson [Member]
Loans Payable (Details) [Line Items]
Loaned amount				$ 20,000	$ 30,000